Insurance Contracts - Summary of Liquidity risk of insurance contracts (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩) [1]	Dec. 31, 2021 KRW (₩)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Assets portfolio	₩ 1,655,168	$ 1,282,112	₩ 1,495,966	[1]	₩ 1,646,494
Liabilities portfolio	36,030	$ 27,909	31,728	[1]	₩ 41,377
Amount payable	26,949,499		25,941,263
KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Amount payable	28,530,809		27,445,672
Book value	24,212,107		21,995,760
Reinsurance contract
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	425,847		354,561			₩ 392,656
General | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Amount payable	472,238		449,914
Book value	1,512,347		1,484,425
Long-term | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Amount payable	26,415,292		25,413,387
Book value	20,210,100		18,116,588
Automobile | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Amount payable	1,604,163		1,519,713
Book value	2,224,924		2,172,574
Overseas branches | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Amount payable	39,116		62,658
Book value	264,736		222,173
1 year | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	(364,422)		(324,634)
Net insurance contract liabilities / Liabilities portfolio	(364,422)		(324,634)
Net reinsurance contract assets / Assets portfolio	0		0
Assets portfolio	(2,571)		(4,255)
Liabilities portfolio	(3,096)		(1,969)
1 year | Reinsurance contract | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	(5,667)		(6,225)
1 year ~ 2 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	(243,265)		(255,444)
Net insurance contract liabilities / Liabilities portfolio	(243,265)		(255,444)
Net reinsurance contract assets / Assets portfolio	0		0
Assets portfolio	691		390
Liabilities portfolio	2,404		1,061
1 year ~ 2 years | Reinsurance contract | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	3,095		1,452
2 years ~ 3 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	(41,810)		32,474
Net insurance contract liabilities / Liabilities portfolio	(41,810)		32,474
Net reinsurance contract assets / Assets portfolio	0		0
Assets portfolio	908		(149)
Liabilities portfolio	2,470		870
2 years ~ 3 years | Reinsurance contract | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	3,378		721
3 years ~ 4 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	279,853		202,786
Net insurance contract liabilities / Liabilities portfolio	279,853		202,786
Net reinsurance contract assets / Assets portfolio	0		0
Assets portfolio	465		(147)
Liabilities portfolio	2,240		702
3 years ~ 4 years | Reinsurance contract | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	2,705		555
4 years ~ 5 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	631,806		555,048
Net insurance contract liabilities / Liabilities portfolio	631,806		555,048
Net reinsurance contract assets / Assets portfolio	0		0
Assets portfolio	387		(89)
Liabilities portfolio	2,026		760
4 years ~ 5 years | Reinsurance contract | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	2,414		671
5 years ~ 10 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	4,849,035		4,306,398
Net insurance contract liabilities / Liabilities portfolio	4,849,035		4,306,398
Net reinsurance contract assets / Assets portfolio	0		0
Assets portfolio	744		(161)
Liabilities portfolio	8,885		5,592
5 years ~ 10 years | Reinsurance contract | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	9,629		5,431
10~20 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	12,457,375		12,620,485
Net insurance contract liabilities / Liabilities portfolio	12,457,375		12,620,485
Net reinsurance contract assets / Assets portfolio	0		0
Assets portfolio	35		56
Liabilities portfolio	17,381		17,966
10~20 years | Reinsurance contract | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	17,415		18,021
Over 20 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	38,335,547		38,139,531
Net insurance contract liabilities / Liabilities portfolio	38,335,547		38,139,531
Net reinsurance contract assets / Assets portfolio	0		0
Assets portfolio	131		128
Liabilities portfolio	60,663		54,380
Over 20 years | Reinsurance contract | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	60,794		54,508
Liquidity risk | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities / Liabilities portfolio	48,767,341		49,159,866
Net reinsurance contract assets / Assets portfolio	(928,066)		(698,726)
Liquidity risk | 1 year | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities / Liabilities portfolio	1,637,409		1,487,772
Net reinsurance contract assets / Assets portfolio	(1,390,791)		(1,267,940)
Liquidity risk | 1 year ~ 2 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities / Liabilities portfolio	(1,369,600)		(1,310,285)
Net reinsurance contract assets / Assets portfolio	(3,892)		1,635
Liquidity risk | 2 years ~ 3 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities / Liabilities portfolio	(1,001,841)		(1,098,012)
Net reinsurance contract assets / Assets portfolio	11,622		6,764
Liquidity risk | 3 years ~ 4 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities / Liabilities portfolio	(674,656)		(736,720)
Net reinsurance contract assets / Assets portfolio	8,801		9,638
Liquidity risk | 4 years ~ 5 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities / Liabilities portfolio	(700,585)		(398,949)
Net reinsurance contract assets / Assets portfolio	3,709		4,556
Liquidity risk | 5 years ~ 10 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities / Liabilities portfolio	(648,167)		(946,928)
Net reinsurance contract assets / Assets portfolio	(3,614)		11,372
Liquidity risk | 10 years ~ 20 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities / Liabilities portfolio	51,524,781		52,162,988
Net reinsurance contract assets / Assets portfolio	₩ 446,099		₩ 535,249

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.